Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	December 31, 2019	December 31, 2018
Electronic equipment	$197,580	$174,444
Office equipment	24,123	15,240
Total property and equipment	221,703	189,684
Less: accumulated depreciation	(146,312)	(91,751)
Total property and equipment, net	$75,391	$97,933